Commitments and Contingencies - Operating Leases of Lessee Disclosure (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 290
2018	203
2019	169
2020	132
2021	136
Thereafter	70
Operating lease rental payments	$ 1,000